Goodwill	12 Months Ended
May 31, 2011
Goodwill [Abstract]
Schedule Of Goodwill [Text Block]

11. GOODWILL

The changes in the carrying amount of goodwill, by reporting unit, for the years ended May 31, 2011 and 2010, are as follows:

(in millions)	Phosphates	Potash	Total

Balance as of May 31, 2009	$537.2	$1,196.9	$1,734.1
Foreign currency translation	-	29.1	29.1

Balance as of May 31, 2010	537.2	1,226.0	1,763.2
Foreign currency translation	-	69.1	69.1
Write off related to sale of business	(2.5)	-	(2.5)

Balance as of May 31, 2011	$534.7	$1,295.1	$1,829.8

As of May 31, 2011, $189.6 million of goodwill was tax deductible.